Pension and Postretirement Benefit Plans - US Pension Weighted Averages and Expected Returns Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Postretirement Benefits
Asset Allocation assumption
Company contributions	$ 3	$ 3
Funded | Qualified and Non-Pension Benefits
Asset Allocation assumption
Company contributions	177	$ 153
Funded | Qualified and Non-Pension Benefits | Minimum
Asset Allocation assumption
Estimated pension contributions for next fiscal year	100
Funded | Qualified and Non-Pension Benefits | Maximum
Asset Allocation assumption
Estimated pension contributions for next fiscal year	$ 200
Funded | Postretirement Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	2.88%	2.50%	3.27%
Percentage increase (decrease) in discount rate obligation from the prior year	0.38%
Weighted-average assumptions used to determine net cost for years ended
Discount rate - service cost	3.21%	3.45%	4.53%
Discount rate - interest cost	2.20%	3.00%	4.15%
Expected return on assets	6.15%	6.32%	6.43%
Asset Allocation assumption
Company contributions	$ 3	$ 3
Funded | United States
Weighted-average assumptions used to determine benefit obligations
Original percentage medical inflation indexation by company in year	3.00%
Revised percentage medical inflation indexation by company in year	1.50%
Funded | United States | Qualified and Non-Pension Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	2.89%	2.55%	3.25%
Compensation rate increase	3.21%	3.21%	3.21%
Percentage increase (decrease) in discount rate obligation from the prior year	0.34%
Weighted-average assumptions used to determine net cost for years ended
Discount rate - service cost	2.81%	3.41%	4.44%
Discount rate - interest cost	1.92%	2.87%	4.02%
Expected return on assets	6.50%	6.75%	7.00%
Compensation rate increase	3.21%	3.21%	4.10%
Asset Allocation assumption
Company contributions	$ 77	$ 61
Funded | United States | Qualified and Non-Pension Benefits | Qualified
Company's assumption for the expected return on plan assets
Expected return on assets for next fiscal year (as a percent)	6.00%
Asset Allocation assumption
Rate of return on plan assets (as a percent)	6.70%	13.60%	16.30%
Number years used in the calculation of one average annual actual return on plan assets (in years)	10 years
Number years used in the calculation of a second average annual actual return on plan assets (in years)	25 years
Average annual actual return on plan assets over the past 10 years (as a percent)	8.60%
Average annual actual return on plan assets over the past 25 years (as a percent)	8.70%
Funded | United States | Qualified and Non-Pension Benefits | Qualified | Global equity
Asset Allocation assumption
Asset allocation assumption for next fiscal year (as a percent)	22.00%
Funded | United States | Qualified and Non-Pension Benefits | Qualified | Private equity
Asset Allocation assumption
Asset allocation assumption for next fiscal year (as a percent)	12.00%
Funded | United States | Qualified and Non-Pension Benefits | Qualified | Fixed income
Asset Allocation assumption
Asset allocation assumption for next fiscal year (as a percent)	50.00%
Funded | United States | Qualified and Non-Pension Benefits | Qualified | Total Absolute Return
Asset Allocation assumption
Asset allocation assumption for next fiscal year (as a percent)	16.00%
Funded | United States | Qualified and Non-Pension Benefits | Primary U.S. Qualified Pension Plan | Qualified
Company's assumption for the expected return on plan assets
Expected return on assets (as a percent)	6.50%
Funded | United States | Pension and Postretirement Benefit plans
Weighted-average assumptions used to determine benefit obligations
Impact to the Projected Benefit Obligation (PBO) as a result of a change in discount rate	$ 900
Funded | International | Qualified and Non-Pension Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	1.80%	1.38%	1.81%
Compensation rate increase	2.86%	2.88%	2.88%
Weighted-average assumptions used to determine net cost for years ended
Discount rate - service cost	1.23%	1.61%	2.39%
Discount rate - interest cost	1.13%	1.61%	2.26%
Expected return on assets	4.36%	4.70%	4.90%
Compensation rate increase	2.88%	2.88%	2.89%
Asset Allocation assumption
Company contributions	$ 100	$ 92